Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2013-2015 ) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Plan 2013-15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of plan	7 months